Consolidated Statements of Income - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales		¥ 4,080,015	¥ 3,401,487	¥ 3,800,271
Cost of sales (Notes 5, 8, 11 and 18)		2,087,324	1,727,654	1,865,887
Gross profit		1,992,691	1,673,833	1,934,384
Operating expenses (Notes 1, 5, 8, 11, 18 and 20):
Selling, general and administrative expenses		1,297,247	1,142,591	1,250,674
Research and development expenses		330,053	302,376	328,500
Impairment losses on goodwill	[1]	33,912
Operating Expenses, Total		1,661,212	1,444,967	1,579,174
Operating profit		331,479	228,866	355,210
Other income (deductions):
Interest and dividend income		6,012	4,762	5,501
Interest expense		(818)	(1,061)	(584)
Other, net (Notes 1, 2 and 17)		17,211	12,084	(12,689)
Nonoperating Income (Expense), Total		22,405	15,785	(7,772)
Income before income taxes		353,884	244,651	347,438
Income taxes (Note 12)		98,024	82,681	116,105
Consolidated net income		255,860	161,970	231,333
Less: Net income attributable to noncontrolling interests		13,937	11,320	11,124
Net income attributable to Canon Inc.		¥ 241,923	¥ 150,650	¥ 220,209
Net income attributable to Canon Inc. shareholders per share (Note 16):
Basic		¥ 222.88	¥ 137.95	¥ 201.65
Diluted		222.88	137.95	201.65
Cash dividends per share		¥ 160.00	¥ 150.00	¥ 150.00

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.